Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL
The following is a continuity of the Company’s goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Total
Balance, December 31, 2017	$463	$1,365	$153	$118	$2,099
Acquisitions	16	109	—	—	125
Assets held for sale	—	(157)	—	—	(157)
Foreign exchange and other	(20)	(57)	(6)	(5)	(88)

Balance, December 31, 2018	459	1,260	147	113	1,979
Acquisitions [note 7]	—	(9)	21	—	12
Foreign exchange and other	(1)	(13)	1	(2)	(15)

Balance, December 31, 2019	$458	$1,238	$169	$111	$1,976